Total
BNY Mellon Tax Managed Growth Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation consistent with minimizing realized capital gains.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Tax Managed Growth Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Tax Managed Growth Fund		Class A	Class C	Class I
Management fees		0.95%	0.95%	0.95%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses		1.21%	1.96%	0.96%
Fee waiver	[1]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver)		1.20%	1.95%	0.95%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Tax Managed Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class C	298	612	1,052	2,275
Class I	97	303	525	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - BNY Mellon Tax Managed Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class C	198	612	1,052	2,275
Class I	97	303	525	1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.69% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to minimize capital gains tax liabilities. The fund seeks to minimize capital gains. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.

The fund focuses on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies. Blue chip, multinational companies are large, established, globally managed companies that may be subject to certain of the risks involved in investing in foreign securities. In choosing stocks, the fund's portfolio managers first identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund's portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund's portfolio managers also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects.

The fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy-and hold" investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

· Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

· Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bnymellonim.com/us.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q1, 2019: 14.15% Worst Quarter Q4, 2018: -12.16%

Average Annual Total Returns (as of 12/31/19)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon Tax Managed Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	27.24%	8.78%	10.49%
Class C	32.99%	9.24%	10.31%
Class I	35.30%	10.35%	11.42%
After Taxes on Distributions | Class A	25.72%	7.31%	9.54%
After Taxes on Distributions and Sale of Fund Shares | Class A	17.14%	6.66%	8.49%
S&P 500® Index reflects no deductions for fees, expenses or taxes	31.46%	11.69%	13.55%